Post-Employment and Other Long-Term Employees Benefits - Rollforward Accumulated Other Comprehensive Income (Loss) Before Tax Effects (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Actuarial (gains)/losses
Accumulated other comprehensive loss, actuarial (gains)/losses, beginning balance	$ 67	$ 69
Net amount generated/arising in current year	(27)	7
Amortization	(9)	(8)
Foreign currency translation adjustment		(1)
Accumulated other comprehensive loss, actuarial (gains)/losses, ending balance	31	67
Prior service cost
Accumulated other comprehensive loss, prior service cost, beginning balance	2	(1)
Net amount generated/arising in current year	6	3
Amortization	0	0
Foreign currency translation adjustment		0
Accumulated other comprehensive loss, prior service cost, ending balance	8	2
Total
Defined benefit plan, accumulated other comprehensive (income) loss, before tax	69	68
Net amount generated/arising in current year	(21)	10
Amortization	(9)	(8)
Foreign currency translation adjustment		(1)
Defined benefit plan, accumulated other comprehensive (income) loss, before tax	$ 39	$ 69